Loss Per Share - Additional Information (Details) - Ordinary Shares	Jun. 30, 2026 $ / shares shares	Jun. 30, 2026 SFr / shares shares
Earnings per share [line items]
Shares issued	61,732,064	61,732,064
Shares outstanding	61,732,064	61,732,064
Share price | (per share)	$ 13.87	SFr 11.22